Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block]	6 Months Ended
Sep. 30, 2020
Text Block [Abstract]
Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block]
9.    OFFSETTING OF DERIVATIVES, REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONS
The following tables present, as of March 31, 2020 and September 30, 2020, the gross and net amounts of the derivatives, resale and repurchase agreements, and securities borrowing and lending transactions, including the related gross amounts subject to an enforceable master netting arrangement or similar agreement not offset in the condensed consolidated balance sheets. The MUFG Group primarily enters into International Swaps and Derivatives Association master netting agreements, master repurchase agreements and master securities lending agreements or similar agreements for derivative contracts, resale and repurchase agreements, and securities borrowing and lending transactions. In the event of default on or termination of any one contract, these agreements provide the contracting parties with the right to net a counterparty’s rights and obligations and to liquidate and setoff collateral against any net amount owed by the counterparty. Generally, as the MUFG Group has elected to present such amounts on a gross basis, the amounts subject to these agreements are included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below. For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed	Gross amounts not offset in the condensed consolidated balance sheet
At March 31, 2020			consolidated balance sheet	Financial instruments	Cash collateral received/pledged	Net amounts
	(in billions)
Financial assets:
Derivative assets	¥14,958	¥—	¥14,958	¥(11,282)	¥(874)	¥2,802
Receivables under resale agreements	25,884	(1,888)	23,996	(23,195)	(21)	780
Receivables under securities borrowing transactions	3,444	—	3,444	(3,336)	—	108

Total	¥44,286	¥(1,888)	¥42,398	¥(37,813)	¥(895)	¥3,690

Financial liabilities:
Derivative liabilities	¥14,034	¥—	¥14,034	¥(11,296)	¥(1,140)	¥1,598
Payables under repurchase agreements	33,733	(1,883)	31,850	(31,569)	(34)	247
Payables under securities lending transactions	1,017	—	1,017	(986)	—	31
Obligations to return securities received as collateral	4,806	—	4,806	(1,966)	—	2,840

Total	¥53,590	¥(1,883)	¥51,707	¥(45,817)	¥(1,174)	¥4,716

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed	Gross amounts not offset in the condensed consolidated balance sheet
At September 30, 2020			consolidated balance sheet	Financial instruments	Cash collateral received/pledged	Net amounts
	(in billions)
Financial assets:
Derivative assets	¥13,673	¥—	¥13,673	¥(10,188)	¥(741)	¥2,744
Receivables under resale agreements	15,706	(1,655)	14,051	(13,308)	(34)	709
Receivables under securities borrowing transactions	3,199	—	3,199	(3,101)	—	98
Total	¥32,578	¥(1,655)	¥30,923	¥(26,597)	¥(775)	¥3,551
Financial liabilities:
Derivative liabilities	¥12,636	¥—	¥12,636	¥(10,204)	¥(1,129)	¥1,303
Payables under repurchase agreements	28,081	(1,633)	26,448	(25,935)	(42)	471
Payables under securities lending transactions	842	—	842	(809)	(2)	31
Obligations to return securities received as collateral	5,146	—	5,146	(1,339)	—	3,807
Total	¥46,705	¥(1,633)	¥45,072	¥(38,287)	¥(1,173)	¥5,612